Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2014	2013	2012
Acquisitions:
Cash paid for prior year acquisitions	$(1.4)	$(2.0)	$(1.8)

Acquisition of businesses, net of cash acquired	$(1.4)	$(2.0)	$(1.8)

	2014	2013	2012
Divestitures of business, net of cash disposed	$2.4	$—	$5.2

Payments for interest and income taxes were as follows:
	2014	2013	2012
Interest	$57	$33	$40
Income taxes	$206	$206	$237